SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15 -	SEGMENT INFORMATION

a.	Segment Activities Disclosure:

TAT operates under four segments: (i) Original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through our Gedera facility ; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through its Limco subsidiary; (iii) MRO services for aviation components (mainly APU and LG) through its Piedmont subsidiary; and (iv) Overhaul and coating of jet engine components through its Turbochrome subsidiary.

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OEM of heat transfer solutions and aviation accessories primarily include the design, development and manufacture of (i) broad range of heat transfer solutions, such as pre-coolers heat exchangers and oil/fuel hydraulic heat exchangers, used in mechanical and electronic systems on board of commercial, military and business aircraft; (ii) environmental control and power electronics cooling systems installed on board aircraft in and ground applications; and (iii) a variety of other mechanical aircraft accessories and systems such as pumps, valves, and turbine power units.

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MRO Services for heat transfer components and OEM of heat transfer solutions primarily include the MRO of heat transfer components and to a lesser extent, the manufacturing of certain heat transfer solutions. TAT’s Limco subsidiary operates an FAA-certified repair station, which provides heat transfer MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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MRO services for aviation components include the MRO of APUs, landing gears and other aircraft components, as well as APU lease activity. TAT’s Piedmont subsidiary operates an FAA-certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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TAT’s activities in the area of overhaul and coating of jet engine components includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes and afterburner flaps.

The Group’s chief operating decision-maker ("CODM") is the CEO of the Company. The CODM evaluate segment performance and allocate the Company’s resources, the CODM uses segment measures of revenue, gross profit, operating income and total assets. The CODM reviews budget-to-actual variances of both profit measures on a monthly basis when making decisions about allocation of the Company’s resources to the segments.

b.	Segments statement operations disclosure:

The following financial information is the information that CODM uses for analyzing the segment results.

The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$36,466	$40,783	$67,475	$7,392	-	$152,116
Revenues internal	-	3,080	-	-	(3,080)	-

Cost of revenues	24,965	35,978	56,798	4,823	(3,462)	119,102
Gross profit	11,501	7,885	10,677	2,569	382	33,014

Research and development	481	582	-	185	-	1,248
Selling and marketing	2,300	2,039	2,968	439	-	7,746
General and administrative	3,291	3,271	4,880	459	-	11,901
Other segment expenses (income)*	-	5	* (388)	(415)	415	(383)

Operating income	$5,429	$1,988	$3,217	$1,901	$(33)	$12,502

Financial expenses, net
						(1,949)
Profit before tax benefits						$10,553

*Gain profit from fixed asset sales

	Year ended December 31, 2023
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated
Revenues external	$27,555	$28,625	$50,760	$6,854	-	$113,794
Revenues internal	-	4,370	-	-	(4,370)	-

Cost of revenues	20,193	30,176	41,788	4,110	(4,941)	91,326
Gross profit	7,362	2,819	8,972	2,744	571	22,468

Research and development	159	177	268	111	-	715
Selling and marketing	1,618	1,539	2,040	326	-	5,523
General and administrative	2,772	3,436	3,555	825	-	10,588
Other segment expenses (income)	9	(3)	*(439)	(423)	423	(433)

Operating income	$2,804	$(2,330)	$3,548	$1,905	$148	$6,075

Financial expenses, net						(1,330)
Profit before tax benefits						$4,745

*Gain profit from fixed asset sales

	Year ended December 31, 2022
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$21,844	$21,063	$35,879	$5,770	-	$84,556
Revenues internal	-	3,733	-	-	(3,733)	-

Cost of revenues	18,778	20,750	28,890	3,495	(3,285)	68,628
Gross profit (loss)	3,066	4,046	6,989	2,275	(448)	15,928

Research and development	193	54	286	19	(74)	479
Selling and marketing	1,936	926	2,383	330	54	5,629
General and administrative	3,226	2,462	3,686	594	2	9,970
Other segment expenses (income)	(1,566)	(52)	(18)	-	1,547	(90)
Restructuring expenses, net	975	618	-	122	-	1,715

Operating income (loss)	$(1,698)	$38	$652	$1,210	$(1,977)	$(1,775)

Financial expenses, net						127
Profit (loss) before taxes on income						$(1,648)

c.	The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	33,726	40,698	80,014	10,182	(1,258)	163,362
Depreciation and amortization	642	1,040	3,412	388	(27)	5,455
Expenditure for segment assets	1,972	1,124	1,347	683		5,126

	Year ended December 31, 2023
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	39,131	42,491	58,023	9,400	(3,468)	145,577
Depreciation and amortization	557	878	3,078	268	(71)	4,710
Expenditure for segment assets	1,352	252	3,519	458		5,581